SITE CLOSURE PROVISIONS - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Camino Rojo
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 9,765	$ 8,644
Inflation rate	3.70%	7.00%
Discount rate	9.80%	9.60%
Nevada projects
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 2,336	$ 1,724
Inflation rate	2.60%	2.70%
Discount rate	3.60%	3.20%
Cerro Quema Project
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 500	$ 343